Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2016
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000853593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 23, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2016
Prospectus Date	rr_ProspectusDate	Nov. 28, 2016